PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2022	2021
Cost:

Computers and electronic equipment	11	6
Capitalization of website development costs	55	34
	66	40
Accumulated depreciation:
Computers and electronic equipment	(4)	(1)
Capitalization of website development costs	(12)	(3)
	(16)	(4)

Depreciated cost	50	36